UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
     Name:		Roumell Asset Management, LLC
     Address:          	2 Wisconsin Circle
                       	Suite 660
                       	Chevy Chase, MD 20815
     13F File Number:   028-11966

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Roumell
Title:		President
Phone:		301-656-8500
Signature,	Place,                  	and Date of Signing:
James Roumell	Chevy Chase, Maryland        	May 14, 2010

Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      19
Form 13F Information Table Value Total:      $89936

List of Other Included Managers:             None

FORM 13F INFORMATION TABLE
				TITLE				VALUE  	SHARES/ SH/	PUT/ 	INVSTMT  OTHER	  VOTING AUTHORITY
NAME OF ISSUER			OF CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DSCRETN  MGRS	SOLE	SHARED	NONE
AMERICAN STRATEGIC INCM		COM		030098107	54	4344	SH		SOLE			4344
AMERICAN STRATEGIC INCM II	COM		030099105	122	11857	SH		SOLE			11857
AMERICAN STRATEGIC INCM III	COM		03009T101	590	63615	SH		SOLE			63615
CAPITAL SOUTHWEST CORP		COM		140501107	13543	149019	SH		SOLE			149019
COMPUWARE CORP			COM		205638109	3256	387560	SH		SOLE			387560
CREDIT SUISSE ASSET MGMT INC	COM		224916106	209	57950	SH		SOLE			57950
EMS TECHNOLOGIES INC		COM		26873N108	3566	214844	SH		SOLE			214844
GREAT LAKES DREDGE & DOCK CO	COM		390607109	7717	1469885	SH		SOLE			1469885
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75%	50212AAB2	4614	4831000	PRN		SOLE			4831000
NOVATEL WIRELESS INC		COM NEW		66987M604	4667	693395	SH		SOLE			693395
OPNET TECHNOLOGIES INC		COM		683757108	49	3058	SH		SOLE			3058
PFIZER INCORPORATED		COM		717081103	8411	490425	SH		SOLE			490425
QAD INCORPORATED        	COM		74727D108	9464	1802624	SH		SOLE			1802624
SYMANTEC CORP			COM		871503108	4522	267120	SH		SOLE			267120
TECUMSEH PRODUCTS CO		CL A		878895200	7401	603177	SH		SOLE			603177
TECUMSEH PRODUCTS CO		CL B		878895101	3215	270620	SH		SOLE			270620
TEJON RANCH CO DEL		COM		879080109	8040	263427	SH		SOLE			263427
TOLLGRADE COMMUNICATIONS INC	COM		889542906	5520	877538	SH		SOLE			877538
TRANSACT TECHNOLOGIES INC	COM		892918103	4976	677059	SH		SOLE			677059